Basis of Preparation (Details)		1 Months Ended	6 Months Ended
	May 12, 2023 CHF (SFr) SFr / shares	Jun. 26, 2023 $ / shares	Jun. 30, 2023 CHF (SFr)	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 CHF (SFr)	May 25, 2023 USD ($)	Apr. 06, 2023 CHF (SFr)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 USD ($)
Basis of Preparation (Details) [Line Items]
Fair value determined			SFr 2,064,976
Allocated to the conversion right			94,485
Allocated to the warrants			340,539
Notional amount	SFr 950,000						SFr 600,000
Price per common share | (per share)	SFr 1.12	$ 1		$ 1
Gain on modification of financial instruments			36,778
Loss on derecognition of financial instruments			7,317
Conversion right at fair value (in Dollars) | $				$ 40,818
Intangible asset			3,893,681
Tax credit receivable			647,976					SFr 643,508
Raised funding amount			11,800,000
Issuance of common share			9,100,000
Convertible loan			2,200,000
Cash consideration			50,000
Financing instruments (in Dollars) | $				9,100,000
Shareholders’ equity (in Dollars) | $									$ (8,300,000)
Shareholders’ equity requirement (in Dollars) | $						$ 2,500,000
Top of range [Member]
Basis of Preparation (Details) [Line Items]
Notional amount			250,000
Total, cash consideration			14,000,000
Other financial assets			14,000,000
Bottom of range [Member]
Basis of Preparation (Details) [Line Items]
Notional amount			100,000
Total, cash consideration			12,000,000
Other financial assets			12,000,000
The 2023 FiveT Loan; Net of Amortizations
Basis of Preparation (Details) [Line Items]
Convertible loan			500,000
Warrants [Member]
Basis of Preparation (Details) [Line Items]
Notional amount	SFr 600,000		SFr 600,000
Issued Capital [Member]
Basis of Preparation (Details) [Line Items]
Financing instruments (in Dollars) | $				$ 11,900,000